Filed pursuant to Rule 497(e)

File Nos. 333-119022 and 811-21634

ACCESS ONE TRUST

Supplement dated June 13, 2008 to the

Prospectuses and Statement of Additional Information each dated February 29, 2008

(respectively, the “Prospectus” and the “SAI”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProFund Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProFund Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “Fund Management” and in the SAI under the heading “Management of Access One Trust” are hereby amended consistent with the above-referenced changes.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-119022 and 811-21634

ACCESS ONE TRUST

Access VP High Yield Fund

Supplement dated June 13, 2008 to the

Prospectus and Statement of Additional Information each dated May 1, 2008

(respectively, the “Prospectus” and the “SAI”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProFund Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProFund Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “Fund Management” and in the SAI under the heading “Management of Access One Trust” are hereby amended consistent with the above-referenced changes.

Please retain this supplement for future reference.